Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	7
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	July 7, 2017
Closing Date:	August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$954,780,000.00	93.393%

Overcollateralization		$24,487,514.55	2.395%
YSOA		$43,059,066.23	4.212%
Total Original Pool Balance		$1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	-	$-	-	$-
Class A-2-A Notes	$206,883,464.07	0.9828193	$192,807,061.82	0.9159480	$14,076,402.25
Class A-2-B Notes	$137,103,293.29	0.9828193	$127,774,751.18	0.9159480	$9,328,542.11
Class A-3 Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-4 Notes	$73,780,000.00	1.0000000	$73,780,000.00	1.0000000	$-
Class B Notes	$17,620,000.00	1.0000000	$17,620,000.00	1.0000000	$-
Class C Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$739,766,757.36	0.7748034	$716,361,813.00	0.7502899	$23,404,944.36

Weighted Avg. Coupon (WAC)	3.25%		3.25%
Weighted Avg. Remaining Maturity (WARM)	51.21		50.31
Pool Receivables Balance	$806,542,297.19		$781,824,174.35
Remaining Number of Receivables	47,204		46,602

Adjusted Pool Balance	$773,061,852.85		$749,656,908.49

III. COLLECTIONS

Principal:
Principal Collections	$23,756,135.07
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$408,063.84
Total Principal Collections	$24,164,198.91

Interest:
Interest Collections	$2,146,538.60
Late Fees & Other Charges	$40,257.57
Interest on Repurchase Principal	$-
Total Interest Collections	$2,186,796.17

Collection Account Interest	$17,422.91
Reserve Account Interest	$1,657.13
Servicer Advances	$-

Total Collections	$26,370,075.12

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	7
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$26,370,075.12
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$26,370,075.12

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$672,118.58	$-	$672,118.58	672,118.58
	Collection Account Interest					$17,422.91
	Late Fees & Other Charges					$40,257.57
Total due to Servicer						$729,799.06

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$270,672.53		$270,672.53
	Class A-2-B Notes		$179,948.07		$179,948.07
	Class A-3 Notes		$405,625.00		$405,625.00
	Class A-4 Notes		$120,507.33		$120,507.33

	Total Class A interest:		$976,752.93		$976,752.93	976,752.93

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,743.83		$32,743.83	32,743.83

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$59,739.33		$59,739.33	59,739.33

	Available Funds Remaining:					$24,571,039.97

7.	Regular Principal Distribution Amount:					23,404,944.36

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$14,076,402.25
	Class A-2-B Notes				$9,328,542.11
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$23,404,944.36		$23,404,944.36
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$23,404,944.36		$23,404,944.36

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,166,095.61

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$33,480,444.34
Beginning Period Amount	$33,480,444.34
Current Period Amortization	$1,313,178.48
Ending Period Required Amount	$32,167,265.86
Ending Period Amount	$32,167,265.86
Next Distribution Date Required Amount	$30,879,940.38

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	7
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,448,168.79
Beginning Period Amount	$2,448,168.79
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,448,168.79
Ending Period Amount	$2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$33,295,095.49	$33,295,095.49	$33,295,095.49
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.31%	4.44%	4.44%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.30%	46,278	99.21%	$775,633,395.35
30 - 60 Days	0.48%	226	0.55%	$4,289,200.31
61 - 90 Days	0.17%	77	0.20%	$1,525,022.67
91-120 Days	0.05%	21	0.05%	$376,556.02
121 + Days	0.00%	0	0.00%	$-
Total		46,602		$781,824,174.35

Delinquent Receivables 30+ Days Past Due
Current Period	0.70%	324	0.79%	$6,190,779.00
1st Preceding Collection Period	0.88%	414	0.99%	$7,967,172.58
2nd Preceding Collection Period	0.81%	389	0.93%	$7,717,671.47
3rd Preceding Collection Period	0.73%	356	0.84%	$7,204,182.45
Four-Month Average	0.78%		0.89%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.24%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		32		$583,171.02
Repossession Inventory		75		$502,150.09

Current Charge-Offs
Gross Principal of Charge-Offs				$961,987.77
Recoveries				$(408,063.84)
Net Loss				$553,923.93

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.82%

Average Pool Balance for Current Period				$794,183,235.77

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.84%
1st Preceding Collection Period				0.85%
2nd Preceding Collection Period				1.34%
3rd Preceding Collection Period				0.76%
Four-Month Average				0.95%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		79	469	$5,895,373.44
Recoveries		63	286	$(2,012,705.55)
Net Loss				$3,882,667.89
Cumulative Net Loss as a % of Initial Pool Balance				0.38%

Net Loss for Receivables that have experienced a Net Loss *		59	365	$3,885,215.87
Average Net Loss for Receivables that have experienced a Net Loss				$10,644.43

Principal Balance of Extensions				$1,444,215.80
Number of Extensions				68

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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